Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,734,134.50
Total Fee Amount	18,606.78
Total Offset Amount	0.00
Net Fee	$ 18,606.78
Offering Table N/A
Offset Table N/A	N/A